                                             Nations LifeGoal Growth
                                             Portfolio

      NATIONS LIFEGOAL PORTFOLIOS            Nations LifeGoal Balanced
      ------------------------------------   Growth Portfolio
      Semiannual report for the period
      ended September 30, 2002               Nations LifeGoal Income
                                             and Growth Portfolio




                                            [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America Corporation, is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser: Banc of America Advisors, LLC.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           The six-month period ended September 30, 2002, echoed stock investors' weariness of recurrent bear market battles. We now know this current economic slump, which many attributed to the events of September 11, 2001, was actually well underway beginning in March of 2001.

                           The three major stock market indices -- the Dow Jones Industrial Average, Standard & Poor's 500 Composite Stock Price Index and Nasdaq Composite
                           Index(1)-- posted remarkably poor returns for the period. Bonds, represented by the Lehman Aggregate Bond Index(2), however, produced slightly positive returns for the same period.

                           HISTORICAL PERSPECTIVE
                           While equity markets suffered a dismal six months, today's economy is vastly different from the Great Depression and the severe bear market of 1973 and 1974. The Depression was marked by 25% unemployment, significant price declines and a contracting money supply, while the mid-70s saw high inflation due to the oil embargo and lofty interest rates. In contrast, today unemployment, inflation and interest rates are low and the money supply is increasing. We feel these conditions may provide a stimulus for future economic growth.

                           The Federal Reserve Board (the Fed) left interest rates unchanged during the period, stating in August that they felt demand is growing at a moderate pace. Policymakers, however, alluded to the risk of a possible attack against Iraq as weighing on the economy -- a risk that has supplanted that of corporate governance and accounting irregularities that were issues facing the markets and economy earlier in the summer. These geopolitical and military risks have caused the Fed to continue to assess the risks to the economy as weakness as opposed to inflation.

                           THINK BEFORE YOU REACT
                           History has shown us that patient investors have generally been rewarded by the long-term performance of the stock markets despite the occasional severe market volatility. We believe investors with a three- to five-year investment time horizon or longer should be invested in the market, but with a diversified portfolio. We believe that a carefully selected portfolio of stocks and bonds is a sensible way to reduce some of the risk associated with investing.

                           Market declines like we have experienced recently are never easy to live through. As painful as these drops can be in the short term, they often create tremendous opportunity, setting the stage for tomorrow's gains. By reacting to frightening headlines and selling-off investments, investors may be selling at market lows, in addition to missing out on potential gains when the markets recover. We encourage you to partner with your investment professional to review your financial goals not just during volatile times, but on a more regular basis.

                           (1)The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign stocks and ADRs. The indices are unavailable for investment and do not reflect fees, broker commissions or other expenses of investing.

                           (2)The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/ Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           OUR NEAR-TERM OUTLOOK
                           We believe, in the short run, it is reasonable to think that the market will continue to be volatile. The threat of war with Iraq continues to weigh on the market. A prolonged military conflict in the Middle East extending over several months could further undermine business and consumer confidence. Domestically, bankruptcies, accounting scandals and the subsequent arrest and indictments of members of senior management of a number of well-known companies, of course, compound the market's lack of confidence. Investors need to be patient until unrealistic earnings projections have been corrected, the Iraqi situation is resolved and the economy regains its momentum.

                           QUESTIONS OR COMMENTS
                           Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. If you do not have an investment professional and would like us to put you in contact with one, just let us know. You can visit us online anytime at www.nationsfunds.com for the most current performance as well as other information about your fund.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /S/ A. MAX WALKER
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS



                           /S/ ROBERT H. GORDON
                           ROBERT H. GORDON
                           PRESIDENT
                           BANC OF AMERICA ADVISORS, LLC

                           September 30, 2002

                           P.S. On November 6, 2002, the Fed lowered the federal funds rate by 50 basis points to 1.25%.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations LifeGoal Growth Portfolio                             3
                                       Nations LifeGoal Balanced Growth Portfolio                    4
                                       Nations LifeGoal Income and Growth Portfolio                  5
                                     Statements of operations                                        6
                                     Statements of changes in net assets                             8
                                     Schedules of capital stock activity                            10
                                     Financial highlights                                           14
                                     Notes to financial statements                                  20

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER AND                       research firm that measures
                                  INTERMEDIARY SERVICE                  customer service levels and
                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS AND
                                  INVESTMENT PROFESSIONALS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD AND THE DALBAR
                                  KEY HONORS AWARD IN 2001.


                     [This page intentionally left blank.]

NATIONS FUNDS

Nations LifeGoal Growth Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANY SECURITIES -- 100.1%
  271,585   Nations Emerging Markets Fund, Primary A Class................   $  2,083
1,145,685   Nations International Value Fund, Primary A Class.............     13,909
   58,498   Nations Marsico International Opportunities Fund, Primary A
              Class.......................................................        419
1,670,540   Nations Marsico Focused Equities Fund, Primary A Class........     21,951
  892,933   Nations MidCap Growth Fund, Primary A Class...................      7,367
  847,497   Nations MidCap Value Fund, Primary A Class....................      7,339
  507,225   Nations Small Company Fund, Primary A Class...................      5,275
  672,716   Nations SmallCap Value Fund, Primary A Class..................      5,308
  838,290   Nations Strategic Growth Fund, Primary A Class................      7,343
4,048,641   Nations Value Fund, Primary A Class...........................     33,846
                                                                             --------
            TOTAL INVESTMENT COMPANY SECURITIES
              (Cost $144,009).............................................    104,840
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $144,009*)..................................     100.1%   104,840
                                                                             --------
            OTHER ASSETS AND LIABILITIES (NET)..................      (0.1)%
            Receivable for Fund shares sold...............................   $    242
            Payable for Fund shares redeemed..............................       (212)
            Investment advisory fee payable...............................        (70)
            Shareholder servicing and distribution fees payable...........        (94)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................       (134)
                                                                             --------
            NET ASSETS..........................................     100.0%  $104,706
                                                                             ========
            NET ASSETS CONSIST OF:
            Accumulated net investment loss...............................   $    (88)
            Accumulated net realized loss on investments sold.............    (16,202)
            Net unrealized depreciation of investments....................    (39,169)
            Paid-in capital...............................................    160,165
                                                                             --------
            NET ASSETS....................................................   $104,706
                                                                             ========


                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($56,064,308 / 7,154,410 shares outstanding)................      $7.84
                                                                             ========
            PRIMARY B SHARES:
            Net asset value, offering and redemption price per share
              ($10 / 1 shares outstanding)................................      $6.62
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($16,570,043 / 2,116,920 shares outstanding)................      $7.83
                                                                             ========

            Maximum sales charge..........................................      5.75%
            Maximum offering price per share..............................      $8.31

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($28,775,709 / 3,768,021 shares outstanding)................      $7.64
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($3,296,389 / 433,924 shares outstanding)...................      $7.60
                                                                             ========

---------------

 *Federal income tax information (see Note 7).

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LifeGoal Balanced Growth Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANY SECURITIES -- 99.6%
  958,352   International Bond Portfolio..................................   $  9,938
7,981,550   Nations Bond Fund, Primary A Class............................     80,055
1,262,154   Nations High Yield Bond Fund, Primary A Class.................      9,693
1,644,581   Nations International Value Fund, Primary A Class.............     19,965
  321,189   Nations Marsico International Opportunities Fund, Primary A
              Class.......................................................      2,300
1,827,315   Nations Marsico Focused Equities Fund, Primary A Class........     24,011
1,395,918   Nations MidCap Growth Fund, Primary A Class...................     11,516
1,324,827   Nations MidCap Value Fund, Primary A Class....................     11,473
  666,053   Nations Small Company Fund, Primary A Class...................      6,927
  883,334   Nations SmallCap Value Fund, Primary A Class..................      6,970
1,310,262   Nations Strategic Growth Fund, Primary A Class................     11,478
5,124,770   Nations Value Fund, Primary A Class...........................     42,843
                                                                             --------
            TOTAL INVESTMENT COMPANY SECURITIES
              (Cost $284,316).............................................    237,169
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $284,316*)..................................    99.6%     237,169
                                                                             --------
            OTHER ASSETS AND LIABILITIES (NET)..................     0.4%
            Receivable for Fund shares sold...............................   $  1,132
            Dividends receivable..........................................        259
            Payable for Fund shares redeemed..............................       (134)
            Investment advisory fee payable...............................       (150)
            Shareholder servicing and distribution fees payable...........       (142)
            Distributions payable.........................................        (16)
                                                                             --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................        949
                                                                             --------
            NET ASSETS..........................................   100.0%    $238,118
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    618
            Accumulated net realized loss on investments sold.............    (10,521)
            Net unrealized depreciation of investments....................    (47,147)
            Paid-in capital...............................................    295,168
                                                                             --------
            NET ASSETS....................................................   $238,118
                                                                             ========
                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($160,128,470 / 18,372,394 shares outstanding)..............      $8.72
                                                                             ========
            PRIMARY B SHARES:
            Net asset value, offering and redemption price per share
              ($287,359 / 32,919 shares outstanding)......................      $8.73
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($19,470,765 / 2,229,052 shares outstanding)................      $8.73
                                                                             ========

            Maximum sales charge..........................................      5.75%
            Maximum offering price per share..............................      $9.26

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($53,388,216 / 6,123,148 shares outstanding)................      $8.72
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($4,843,527 / 550,416 shares outstanding)...................      $8.80
                                                                             ========

---------------

 *
 Federal income tax information (see Note 7).

 &
 The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS

Nations LifeGoal Income and Growth Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2002 (UNAUDITED)


                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
            INVESTMENT COMPANY SECURITIES -- 100.2%
1,555,017   Nations Bond Fund, Primary A Class............................   $15,597
  393,594   Nations High Yield Bond Fund, Primary A Class.................     3,023
  170,467   Nations International Value Fund, Primary A Class.............     2,069
  103,173   Nations Marsico International Opportunities Fund, Primary A
              Class.......................................................       739
2,466,392   Nations Short-Term Income Fund, Primary A Class...............    24,862
  110,903   Nations Small Company Fund, Primary A Class...................     1,153
  147,071   Nations SmallCap Value Fund, Primary A Class..................     1,160
  588,846   Nations Strategic Growth Fund, Primary A Class................     5,158
  808,448   Nations Value Fund, Primary A Class...........................     6,759
                                                                             -------
            TOTAL INVESTMENT COMPANY SECURITIES
              (Cost $65,138)..............................................    60,520
                                                                             -------
            TOTAL INVESTMENTS
              (Cost $65,138*)...................................   100.2%     60,520
                                                                             -------
            OTHER ASSETS AND
              LIABILITIES (NET).................................    (0.2)%
            Receivable for Fund shares sold...............................   $   305
            Dividends receivable..........................................       106
            Payable for Fund shares redeemed..............................      (396)
            Investment advisory fee payable...............................       (35)
            Shareholder servicing and distribution fees payable...........       (65)
            Distributions payable.........................................       (24)
                                                                             -------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................      (109)
                                                                             -------
            NET ASSETS..........................................   100.0%    $60,411
                                                                             =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $   128
            Accumulated net realized loss on investments sold.............      (602)
            Net unrealized depreciation of investments....................    (4,618)
            Paid-in capital...............................................    65,503
                                                                             -------
            NET ASSETS....................................................   $60,411
                                                                             =======
                                                                              VALUE
-------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($25,275,276 / 2,649,751 shares outstanding)................     $9.54
                                                                             =======
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($6,954,046 / 724,648 shares outstanding)...................     $9.60
                                                                             =======
            Maximum sales charge..........................................     5.75%
            Maximum offering price per share..............................    $10.19
            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($25,550,360 / 2,664,122 shares outstanding)................     $9.59
                                                                             =======
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($2,631,736 / 275,504 shares outstanding)...................     $9.55
                                                                             =======

---------------

 *Federal income tax information (see Note 7).

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)

For the six months ended September 30, 2002

                                                                                    LIFEGOAL           LIFEGOAL
                                                                 LIFEGOAL           BALANCED          INCOME AND
                                                                  GROWTH             GROWTH             GROWTH
                                                                PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                              ----------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends...................................................  $          252     $        2,642     $          818
                                                              --------------     --------------     --------------
EXPENSES:
Investment advisory fee.....................................             148                305                 66
Shareholder servicing and distribution fees:
  Primary B Shares..........................................              --*                 1                 --
  Investor A Shares.........................................              22                 19                  7
  Investor B Shares.........................................             153                217                 94
  Investor C Shares.........................................              17                 22                 12
                                                              --------------     --------------     --------------
    Total expenses..........................................             340                564                179
Fees waived by distributor..................................              --*                --*                --
                                                              --------------     --------------     --------------
    Net expenses............................................             340                564                179
                                                              --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................             (88)             2,078                639
                                                              --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................          (4,306)            (3,295)              (185)
Capital gains distributions received........................             779              1,828                217
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         (32,734)           (41,367)            (4,473)
                                                              --------------     --------------     --------------
Net realized and unrealized gain/(loss) on investments......         (36,261)           (42,834)            (4,441)
                                                              --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $      (36,349)    $      (40,756)    $       (3,802)
                                                              ==============     ==============     ==============

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

                     [This page intentionally left blank.]

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                       LIFEGOAL GROWTH
                                                                          PORTFOLIO
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/02           YEAR ENDED
                                                               (UNAUDITED)          3/31/02
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $          (88)    $           --*
Net realized gain/(loss) on investments.....................          (4,306)           (12,883)
Capital gain distributions received.........................             779              2,402
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         (32,734)            13,863
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................         (36,349)             3,382
Distributions to shareholders from net investment income:
  Primary A Shares..........................................              --               (268)
  Primary B Shares..........................................              --                 --*
  Investor A Shares.........................................              --                (35)
  Investor B Shares.........................................              --                 --*
  Investor C Shares.........................................              --                 --*
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --                 --
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................              --                 --
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Net increase/(decrease) in net assets from Portfolio share
  transactions..............................................          16,281             28,505
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         (20,068)            31,584
NET ASSETS:
Beginning of period.........................................         124,774             93,190
                                                              --------------     --------------
End of period...............................................  $      104,706     $      124,774
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $          (88)    $           --
                                                              ==============     ==============

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS

            LIFEGOAL BALANCED                    LIFEGOAL INCOME AND
            GROWTH PORTFOLIO                      GROWTH PORTFOLIO
    ---------------------------------     ---------------------------------
      SIX MONTHS                            SIX MONTHS
        ENDED                                 ENDED
       9/30/02           YEAR ENDED          9/30/02           YEAR ENDED
     (UNAUDITED)          3/31/02          (UNAUDITED)          3/31/02
---------------------------------------------------------------------------

    $        2,078     $        6,369     $          639     $        1,168
            (3,295)           (10,391)              (185)              (658)
             1,828              3,163                217                263
           (41,367)            11,307             (4,473)               317
    --------------     --------------     --------------     --------------
           (40,756)            10,448             (3,802)             1,090

            (1,572)            (5,607)              (315)              (762)
                (2)                (8)                --                 --
              (137)              (205)               (71)               (92)
              (222)              (471)              (177)              (234)
               (20)               (58)               (20)               (33)

                --             (1,971)               (23)               (78)
                --                 (3)                --                 --
                --                (52)                (5)                (8)
                --               (161)               (15)               (30)
                --                (19)                (2)                (5)
            36,533             27,636             18,939             22,828
    --------------     --------------     --------------     --------------
            (6,176)            29,529             14,509             22,676

           244,294            214,765             45,902             23,226
    --------------     --------------     --------------     --------------
    $      238,118     $      244,294     $       60,411     $       45,902
    ==============     ==============     ==============     ==============

    $          618     $          493     $          128     $           72
    ==============     ==============     ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                       LIFEGOAL GROWTH PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2002
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     992     $ 9,260        2,150    $ 22,238
  Issued as reinvestment of dividends.......................      --          --           26         261
  Redeemed..................................................    (888)     (8,172)      (1,529)    (15,774)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     104     $ 1,088          647    $  6,725
                                                               =====     =======       ======    ========
PRIMARY B SHARES:
  Sold......................................................      --     $    --           --    $     --
  Issued as reinvestment of dividends.......................      --          --           --          --
  Redeemed..................................................      --*         (6)          --          --
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................      --*    $    (6)          --    $     --
                                                               =====     =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................     741     $ 6,988          858    $  8,870
  Issued as reinvestment of dividends.......................      --          --            3          34
  Redeemed..................................................    (214)     (1,953)        (208)     (2,076)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     527     $ 5,035          653    $  6,828
                                                               =====     =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................   1,375     $12,702        1,677    $ 17,107
  Issued as reinvestment of dividends.......................      --          --           --          --
  Redeemed..................................................    (388)     (3,445)        (338)     (3,333)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     987     $ 9,257        1,339    $ 13,774
                                                               =====     =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................     160     $ 1,416          203    $  2,063
  Issued as reinvestment of dividends.......................      --          --           --          --
  Redeemed..................................................     (56)       (509)         (89)       (885)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     104     $   907          114    $  1,178
                                                               =====     =======       ======    ========
  Total net increase/(decrease).............................   1,722     $16,281        2,753    $ 28,505
                                                               =====     =======       ======    ========

---------------

 *Amount represents less than 500 shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS

                                                                  LIFEGOAL BALANCED GROWTH PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2002
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,088    $ 10,577       3,024    $ 30,474
  Issued as reinvestment of dividends.......................     167       1,559         742       7,570
  Redeemed..................................................  (1,706)    (16,379)     (3,805)    (38,841)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (451)   $ (4,243)        (39)   $   (797)
                                                              ======    ========      ======    ========
PRIMARY B SHARES:
  Sold......................................................      --    $     --          --    $     --
  Issued as reinvestment of dividends.......................      --*          2           1          12
  Redeemed..................................................      --          --          --          --
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      --*   $      2           1    $     12
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   1,318    $ 12,650         745    $  7,623
  Issued as reinvestment of dividends.......................      14         131          24         249
  Redeemed..................................................    (193)     (1,820)        (95)       (966)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,139    $ 10,961         674    $  6,906
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................   3,511    $ 33,624       2,238    $ 22,885
  Issued as reinvestment of dividends.......................      22         210          56         569
  Redeemed..................................................    (636)     (5,990)       (390)     (3,952)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   2,897    $ 27,844       1,904    $ 19,502
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     255    $  2,473         240    $  2,482
  Issued as reinvestment of dividends.......................       2          19           7          74
  Redeemed..................................................     (55)       (523)        (53)       (543)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     202    $  1,969         194    $  2,013
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   3,787    $ 36,533       2,734    $ 27,636
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 LIFEGOAL INCOME AND GROWTH PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2002          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 2002
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     421     $ 4,198       1,424     $14,815
  Issued as reinvestment of dividends.......................      34         331          82         837
  Redeemed..................................................    (309)     (3,093)       (478)     (4,918)
                                                               -----     -------       -----     -------
  Net increase/(decrease)...................................     146     $ 1,436       1,028     $10,734
                                                               =====     =======       =====     =======
INVESTOR A SHARES:
  Sold......................................................     458     $ 4,587         331     $ 3,445
  Issued as reinvestment of dividends.......................       7          70           9          97
  Redeemed..................................................    (148)     (1,461)        (75)       (787)
                                                               -----     -------       -----     -------
  Net increase/(decrease)...................................     317     $ 3,196         265     $ 2,755
                                                               =====     =======       =====     =======
INVESTOR B SHARES:
  Sold......................................................   1,605     $16,068       1,008     $10,505
  Issued as reinvestment of dividends.......................      17         171          20         212
  Redeemed..................................................    (295)     (2,941)       (207)     (2,157)
                                                               -----     -------       -----     -------
  Net increase/(decrease)...................................   1,327     $13,298         821     $ 8,560
                                                               =====     =======       =====     =======
INVESTOR C SHARES:
  Sold......................................................     157     $ 1,577         143     $ 1,484
  Issued as reinvestment of dividends.......................       2          20           3          37
  Redeemed..................................................     (60)       (588)        (71)       (742)
                                                               -----     -------       -----     -------
  Net increase/(decrease)...................................      99     $ 1,009          75     $   779
                                                               =====     =======       =====     =======
  Total net increase/(decrease).............................   1,889     $18,939       2,189     $22,828
                                                               =====     =======       =====     =======

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

                     [This page intentionally left blank.]

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

                                                                                         NET INCREASE/
                                                                                         (DECREASE) IN
                                            NET ASSET                    NET REALIZED      NET ASSETS     DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED   RESULTING FROM     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON     INVESTMENT      INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS       OPERATIONS        INCOME
                                            ---------------------------------------------------------------------------
LIFEGOAL GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.68        $ 0.01           $(2.85)          $(2.84)         $   --
Year ended 3/31/2002#.....................    10.38          0.03             0.31             0.34           (0.04)
Year ended 3/31/2001......................    15.50          0.09            (2.29)           (2.20)          (0.07)
Year ended 3/31/2000#.....................    12.15          0.04             3.88             3.92           (0.18)
Year ended 3/31/1999......................    12.49          0.04             0.31             0.35           (0.09)
Year ended 3/31/1998#.....................    10.15          0.08             2.87             2.95           (0.40)
PRIMARY B SHARES
Six months ended 9/30/2002# (unaudited)...   $10.63        $(0.03)          $(3.98)          $(4.01)         $   --
Year ended 3/31/2002#.....................    10.36         (0.03)            0.30             0.27              --##
Year ended 3/31/2001......................    15.43          0.11            (2.31)           (2.20)          (0.02)
Year ended 3/31/2000#.....................    12.14         (0.02)            3.86             3.84           (0.16)
Year ended 3/31/1999......................    12.49          0.00             0.30             0.30           (0.05)
Period ended 3/31/1998#*..................    12.25          0.01             0.70             0.71           (0.26)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.68        $   --##         $(2.85)          $(2.85)         $   --
Year ended 3/31/2002#.....................    10.39            --##           0.32             0.32           (0.03)
Year ended 3/31/2001......................    15.48          0.07            (2.26)           (2.19)          (0.05)
Year ended 3/31/2000#.....................    12.16          0.01             3.87             3.88           (0.17)
Year ended 3/31/1999......................    12.50          0.04             0.30             0.34           (0.08)
Year ended 3/31/1998#.....................    10.15          0.05             2.89             2.94           (0.38)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $10.46        $(0.04)          $(2.78)          $(2.82)         $   --
Year ended 3/31/2002#.....................    10.23         (0.07)            0.30             0.23              --##
Year ended 3/31/2001......................    15.35          0.02            (2.28)           (2.26)          (0.01)
Year ended 3/31/2000#.....................    12.13         (0.08)            3.84             3.76           (0.15)
Year ended 3/31/1999......................    12.49         (0.06)            0.31             0.25           (0.01)
Period ended 3/31/1998#*..................    11.98         (0.02)            0.99             0.97           (0.25)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $10.40        $(0.04)          $(2.76)          $(2.80)         $   --
Year ended 3/31/2002#.....................    10.18         (0.07)            0.29             0.22              --##
Year ended 3/31/2001......................    15.30          0.03            (2.29)           (2.26)          (0.01)
Year ended 3/31/2000#.....................    12.09         (0.08)            3.83             3.75           (0.15)
Year ended 3/31/1999......................    12.46         (0.05)            0.30             0.25           (0.02)
Year ended 3/31/1998#.....................    10.15          0.02             2.89             2.87           (0.35)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
LIFEGOAL GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (2.85)
Year ended 3/31/2000#.....................      (0.39)
Year ended 3/31/1999......................      (0.60)
Year ended 3/31/1998#.....................      (0.21)
PRIMARY B SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (2.85)
Year ended 3/31/2000#.....................      (0.39)
Year ended 3/31/1999......................      (0.60)
Period ended 3/31/1998#*..................      (0.21)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (2.85)
Year ended 3/31/2000#.....................      (0.39)
Year ended 3/31/1999......................      (0.60)
Year ended 3/31/1998#.....................      (0.21)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (2.85)
Year ended 3/31/2000#.....................      (0.39)
Year ended 3/31/1999......................      (0.60)
Period ended 3/31/1998#*..................      (0.21)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (2.85)
Year ended 3/31/2000#.....................      (0.39)
Year ended 3/31/1999......................      (0.60)
Year ended 3/31/1998#.....................      (0.21)

---------------

   * LifeGoal Growth Portfolio Primary B and Investor B Shares commenced investment operations on September 19, 1997 and August 12, 1997, respectively.

  ** Amount represents less than $500.

  +  Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

 +++The Portfolio's expenses do not include the expenses of the underlying funds.

  # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ##  Amount represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                                                                 AND/OR EXPENSE
                                                                                                 REIMBURSEMENTS
                                                                                                 ---------------
                                                      RATIO OF         RATIO OF                     RATIO OF
                NET ASSET              NET ASSETS     OPERATING     NET INVESTMENT                  OPERATING
                  VALUE                  END OF      EXPENSES TO    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
    TOTAL        END OF      TOTAL       PERIOD      AVERAGE NET      TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)        ASSETS+++       NET ASSETS       RATE       NET ASSETS+++
----------------------------------------------------------------------------------------------------------------

   $   --        $ 7.84      (26.59)%   $56,064          0.25%+          0.16%+          10%           0.25%+
   (0.04)         10.68        3.30      75,284          0.25            0.25            33            0.25
   (2.92)         10.38      (16.52)     66,504          0.25            0.81            58            0.25
   (0.57)         15.50       32.94      15,265          0.25            0.34           161              --
   (0.69)         12.15        3.04       4,291          0.25            0.46           159              --
   (0.61)         12.49       29.80         289          0.25            0.65            69              --

   $   --        $ 6.62      (37.72)%   $    --**        0.75%+         (0.34)%+         10%           0.85%+
       --##       10.63        2.63           7          0.75           (0.25)           33            0.85
   (2.87)         10.36      (16.64)          7          0.75            0.31            58            0.85
   (0.55)         15.43       32.40           9          0.75           (0.16)          161              --
   (0.65)         12.14        2.58           7          0.75           (0.04)          159              --
   (0.47)         12.49        6.24           6          0.75+           0.15+           69              --

   $   --        $ 7.83      (26.69)%   $16,570          0.50%+         (0.09)%+         10%           0.50%+
   (0.03)         10.68        3.04      16,967          0.50            0.00            33            0.50
   (2.90)         10.39      (16.50)      9,728          0.50            0.56            58            0.50
   (0.56)         15.48       32.67       4,528          0.50            0.09           161              --
   (0.68)         12.16        2.87       3,404          0.50            0.21           159              --
   (0.59)         12.50       29.68       1,526          0.50            0.40            69              --

   $   --        $ 7.64      (26.96)%   $28,776          1.25%+         (0.84)%+         10%           1.25%+
       --##       10.46        2.25      29,079          1.25           (0.75)           33            1.25
   (2.86)         10.23      (17.18)     14,753          1.25           (0.19)           58            1.25
   (0.54)         15.35       31.68       8,972          1.25           (0.66)          161              --
   (0.61)         12.13        2.14       8,531          1.25           (0.54)          159              --
   (0.46)         12.49        8.55       5,829          1.25+          (0.35)+          69              --

   $   --        $ 7.60      (26.92)%   $ 3,296          1.25%+         (0.84)%+         10%           1.25%+
       --#        10.40        2.16       3,436          1.25           (0.75)           33            1.25
   (2.86)         10.18      (17.18)      2,198          1.25           (0.19)           58            1.25
   (0.54)         15.30       31.65       1,485          1.25           (0.66)          161              --
   (0.62)         12.09        2.07         473          1.25           (0.54)          159              --
   (0.56)         12.46       28.89         342          1.09           (0.19)           69              --

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                                         NET INCREASE/
                                                                                         (DECREASE) IN
                                            NET ASSET                    NET REALIZED      NET ASSETS     DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED   RESULTING FROM     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON     INVESTMENT      INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS       OPERATIONS        INCOME
                                            ---------------------------------------------------------------------------
LIFEGOAL BALANCED GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.38         $0.09           $(1.66)          $(1.57)         $(0.09)
Year ended 3/31/2002#.....................    10.33          0.31             0.16             0.47           (0.31)
Year ended 3/31/2001......................    11.97          0.44            (0.71)           (0.27)          (0.42)
Year ended 3/31/2000#.....................    10.80          0.36             1.54             1.90           (0.44)
Year ended 3/31/1999......................    10.92          0.26             0.23             0.49           (0.28)
Year ended 3/31/1998#.....................     9.95          0.33             1.74             2.07           (0.60)
PRIMARY B SHARES
Six months ended 9/30/2002# (unaudited)...   $10.40         $0.07           $(1.68)          $(1.61)         $(0.06)
Year ended 3/31/2002#.....................    10.34          0.26             0.17             0.43           (0.26)
Year ended 3/31/2001......................    11.99          0.37            (0.70)           (0.33)          (0.37)
Year ended 3/31/2000#.....................    10.82          0.32             1.52             1.84           (0.38)
Year ended 3/31/1999......................    10.94          0.23             0.20             0.43           (0.22)
Period ended 3/31/1998#*..................    10.95          0.16             0.77             0.93           (0.44)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.41         $0.08           $(1.69)          $(1.61)         $(0.07)
Year ended 3/31/2002#.....................    10.35          0.27             0.19             0.46           (0.29)
Year ended 3/31/2001......................    11.99          0.40            (0.69)           (0.29)          (0.40)
Year ended 3/31/2000#.....................    10.82          0.34             1.53             1.87           (0.41)
Year ended 3/31/1999......................    10.94          0.25             0.21             0.46           (0.25)
Year ended 3/31/1998#.....................     9.95          0.28             1.79             2.07           (0.58)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $10.39         $0.04           $(1.67)          $(1.63)         $(0.04)
Year ended 3/31/2002#.....................    10.35          0.20             0.17             0.37           (0.22)
Year ended 3/31/2001......................    12.00          0.32            (0.70)           (0.38)          (0.32)
Year ended 3/31/2000#.....................    10.82          0.26             1.54             1.80           (0.33)
Year ended 3/31/1999......................    10.92          0.17             0.22             0.39           (0.16)
Period ended 3/31/1998#*..................    10.88          0.11             0.87             0.98           (0.44)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $10.49         $0.05           $(1.70)          $(1.65)         $(0.04)
Year ended 3/31/2002#.....................    10.44          0.20             0.18             0.38           (0.22)
Year ended 3/31/2001......................    12.09          0.34            (0.73)           (0.39)          (0.31)
Year ended 3/31/2000#.....................    10.92          0.26             1.55             1.81           (0.35)
Year ended 3/31/1999......................    10.92          0.20             0.26             0.46           (0.13)
Year ended 3/31/1998#.....................     9.95          0.23             1.78             2.01           (0.54)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
LIFEGOAL BALANCED GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................      (0.11)
Year ended 3/31/2001......................      (0.95)
Year ended 3/31/2000#.....................      (0.29)
Year ended 3/31/1999......................      (0.33)
Year ended 3/31/1998#.....................      (0.50)
PRIMARY B SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................      (0.11)
Year ended 3/31/2001......................      (0.95)
Year ended 3/31/2000#.....................      (0.29)
Year ended 3/31/1999......................      (0.33)
Period ended 3/31/1998#*..................      (0.50)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................      (0.11)
Year ended 3/31/2001......................      (0.95)
Year ended 3/31/2000#.....................      (0.29)
Year ended 3/31/1999......................      (0.33)
Year ended 3/31/1998#.....................      (0.50)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................      (0.11)
Year ended 3/31/2001......................      (0.95)
Year ended 3/31/2000#.....................      (0.29)
Year ended 3/31/1999......................      (0.33)
Period ended 3/31/1998#*..................      (0.50)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...     $   --
Year ended 3/31/2002#.....................      (0.11)
Year ended 3/31/2001......................      (0.95)
Year ended 3/31/2000#.....................      (0.29)
Year ended 3/31/1999......................      (0.33)
Year ended 3/31/1998#.....................      (0.50)

---------------

   * LifeGoal Balanced Growth Portfolio Primary B and Investor B Shares commenced investment operations on August 4, and August 13, 1997, respectively.

  +  Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

 +++The Portfolio's expenses do not include the expenses of the underlying funds.

  # Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

                                                                                               WITHOUT WAIVERS
                                                                                               AND/OR EXPENSE
                                                                                               REIMBURSEMENTS
                                                                                               ---------------
                                                     RATIO OF        RATIO OF                     RATIO OF
                NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
                  VALUE                  END OF     EXPENSES TO   INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
    TOTAL        END OF      TOTAL       PERIOD     AVERAGE NET     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)       ASSETS+++      NET ASSETS       RATE       NET ASSETS+++
--------------------------------------------------------------------------------------------------------------

   $(0.09)       $ 8.72      (15.23)%   $160,128        0.25%+          1.91%+          8%           0.25%+
    (0.42)        10.38        4.65      195,436        0.25            3.02          117            0.25
    (1.37)        10.33       (2.39)     194,842        0.25            3.69          106            0.25
    (0.73)        11.97       18.34       13,325        0.25            3.37          124              --
    (0.61)        10.80        4.77       14,844        0.25            2.77          121              --
    (1.10)        10.92       21.74          103        0.25            2.87           94              --

   $(0.06)       $ 8.73      (15.52)%   $    287        0.75%+          1.41%+          8%           0.85%+
    (0.37)        10.40        4.14          340        0.75            2.52          117            0.85
    (1.32)        10.34       (2.85)         326        0.75            3.19          106            0.85
    (0.67)        11.99       17.73          322        0.75            2.87          124              --
    (0.55)        10.82        4.15          276        0.75            2.27          121              --
    (0.94)        10.94        9.24           26        0.75+           2.37+          94              --

   $(0.07)       $ 8.73      (15.38)%   $ 19,471        0.50%+          1.66%+          8%           0.50%+
    (0.40)        10.41        4.52       11,343        0.50            2.77          117            0.50
    (1.35)        10.35       (2.61)       4,308        0.50            3.44          106            0.50
    (0.70)        11.99       18.03        2,298        0.50            3.12          124              --
    (0.58)        10.82        4.44        1,308        0.50            2.52          121              --
    (1.08)        10.94       21.76          489        0.50            2.62           94              --

   $(0.04)       $ 8.72      (15.69)%   $ 53,388        1.25%+          0.91%+          8%           1.25%+
    (0.33)        10.39        3.62       33,519        1.25            2.02          117            1.25
    (1.27)        10.35       (3.37)      13,676        1.25            2.69          106            1.25
    (0.62)        12.00       17.26        9,789        1.25            2.37          124              --
    (0.49)        10.82        3.78        8,925        1.25            1.77          121              --
    (0.94)        10.92        9.70        4,917        1.25+           1.87+          94              --

   $(0.04)       $ 8.80      (15.75)%   $  4,844        1.25%+          0.91%+          8%           1.25%+
    (0.33)        10.49        3.66        3,655        1.25            2.02          117            1.25
    (1.26)        10.44       (3.43)       1,613        1.25            2.69          106            1.25
    (0.64)        12.09       17.22        2,092        1.25            2.37          124              --
    (0.46)        10.92        4.43          266        1.25            1.77          121              --
    (1.04)        10.92       21.10          737        1.09            2.03           94              --

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                                         NET INCREASE/
                                                                                         (DECREASE) IN
                                            NET ASSET                    NET REALIZED      NET ASSETS     DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED   RESULTING FROM     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON     INVESTMENT      INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS       OPERATIONS        INCOME
                                            ---------------------------------------------------------------------------
LIFEGOAL INCOME AND GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.35         $0.14           $(0.82)          $(0.68)         $(0.12)
Year ended 3/31/2002#.....................    10.37          0.40            (0.01)            0.39           (0.36)
Year ended 3/31/2001#.....................    10.63          0.52            (0.04)            0.48           (0.50)
Year ended 3/31/2000#.....................    10.86          0.49             0.02             0.51           (0.51)
Year ended 3/31/1999......................    10.70          0.35             0.37             0.72           (0.36)
Year ended 3/31/1998#.....................     9.97          0.43             0.89             1.32           (0.52)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...   $10.41         $0.13           $(0.82)          $(0.69)         $(0.11)
Year ended 3/31/2002#.....................    10.43          0.36             0.01             0.37           (0.34)
Year ended 3/31/2001#.....................    10.69          0.51            (0.06)            0.45           (0.47)
Year ended 3/31/2000#.....................    10.89          0.48             0.03             0.51           (0.48)
Year ended 3/31/1999......................    10.71          0.36             0.35             0.71           (0.33)
Year ended 3/31/1998#.....................     9.97          0.41             0.89             1.30           (0.49)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...   $10.41         $0.09           $(0.82)          $(0.73)         $(0.08)
Year ended 3/31/2002#.....................    10.44          0.29               --             0.29           (0.27)
Year ended 3/31/2001#.....................    10.70          0.43            (0.06)            0.37           (0.39)
Year ended 3/31/2000#.....................    10.89          0.41             0.03             0.44           (0.40)
Year ended 3/31/1999......................    10.70          0.28             0.35             0.63           (0.24)
Period ended 3/31/1998#*..................    10.51          0.19             0.36             0.55           (0.29)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...   $10.37         $0.10           $(0.83)          $(0.73)         $(0.08)
Year ended 3/31/2002#.....................    10.40          0.29               --             0.29           (0.27)
Year ended 3/31/2001#.....................    10.67          0.43            (0.07)            0.36           (0.39)
Year ended 3/31/2000#.....................    10.90          0.40             0.03             0.43           (0.43)
Year ended 3/31/1999......................    10.70          0.31             0.31             0.62           (0.22)
Year ended 3/31/1998#.....................     9.97          0.36             0.89             1.25           (0.45)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
LIFEGOAL INCOME AND GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.01)
Year ended 3/31/2002#.....................      (0.05)
Year ended 3/31/2001#.....................      (0.24)
Year ended 3/31/2000#.....................      (0.23)
Year ended 3/31/1999......................      (0.20)
Year ended 3/31/1998#.....................      (0.07)
INVESTOR A SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.01)
Year ended 3/31/2002#.....................      (0.05)
Year ended 3/31/2001#.....................      (0.24)
Year ended 3/31/2000#.....................      (0.23)
Year ended 3/31/1999......................      (0.20)
Year ended 3/31/1998#.....................      (0.07)
INVESTOR B SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.01)
Year ended 3/31/2002#.....................      (0.05)
Year ended 3/31/2001#.....................      (0.24)
Year ended 3/31/2000#.....................      (0.23)
Year ended 3/31/1999......................      (0.20)
Period ended 3/31/1998#*..................      (0.07)
INVESTOR C SHARES
Six months ended 9/30/2002# (unaudited)...     $(0.01)
Year ended 3/31/2002#.....................      (0.05)
Year ended 3/31/2001#.....................      (0.24)
Year ended 3/31/2000#.....................      (0.23)
Year ended 3/31/1999......................      (0.20)
Year ended 3/31/1998#.....................      (0.07)

---------------

   * LifeGoal Income and Growth Portfolio Investor B Shares commenced investment operations on August 7, 1997.

  +  Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

 +++ The Portfolio's expenses do not include the expenses of the underlying funds.

  # Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                                                                 AND/OR EXPENSE
                                                                                                 REIMBURSEMENTS
                                                                                                 ---------------
                                                      RATIO OF         RATIO OF                     RATIO OF
                NET ASSET              NET ASSETS     OPERATING     NET INVESTMENT                  OPERATING
                  VALUE                  END OF      EXPENSES TO    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
    TOTAL        END OF      TOTAL       PERIOD      AVERAGE NET      TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)        ASSETS+++       NET ASSETS       RATE       NET ASSETS+++
----------------------------------------------------------------------------------------------------------------

   $(0.13)       $ 9.54       (6.59)%   $25,275          0.25%+           2.86%+         21%           0.25%+
    (0.41)        10.35        3.83      25,906          0.25             3.81           37            0.25
    (0.74)        10.37        4.60      15,297          0.25             5.05           35            0.25
    (0.74)        10.63        4.91       4,736          0.25             4.78           96            0.25
    (0.56)        10.86        6.98       8,489          0.25             3.99          107            0.25
    (0.59)        10.70       13.56         476          0.25             4.17           64            0.25

   $(0.12)       $ 9.60       (6.64)%   $ 6,954          0.50%+           2.61%+         21%           0.50%+
    (0.39)        10.41        3.56       4,241          0.50             3.56           37            0.50
    (0.71)        10.43        4.33       1,487          0.50             4.80           35            0.50
    (0.71)        10.69        4.93         789          0.50             4.53           96            0.50
    (0.53)        10.89        6.92       1,347          0.50             3.74          107            0.50
    (0.56)        10.71       13.38         126          0.50             3.92           64            0.50

   $(0.09)       $ 9.59       (7.04)%   $25,550          1.25%+           1.86%+         21%           1.25%+
    (0.32)        10.41        2.77      13,926          1.25             2.81           37            1.25
    (0.63)        10.44        3.55       5,391          1.25             4.05           35            1.25
    (0.63)        10.70        4.25       4,645          1.25             3.78           96            1.25
    (0.44)        10.89        6.16       4,806          1.25             2.99          107            1.25
    (0.36)        10.70        5.33       1,212          1.25+            3.17+          64            1.25+

   $(0.09)       $ 9.55       (7.10)%   $ 2,632          1.25%+           1.86%+         21%           1.25%+
    (0.32)        10.37        2.77       1,829          1.25             2.81           37            1.25
    (0.63)        10.40        3.50       1,051          1.25             4.05           35            1.25
    (0.66)        10.67        4.11         848          1.25             3.78           96            1.25
    (0.42)        10.90        6.02         100          1.25             2.99          107            1.25
    (0.52)        10.70       12.83          87          1.09             3.33           64            1.09

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2002, Funds Trust offered sixty-one separate Portfolios. These financial statements pertain only to the LifeGoal Portfolios of Funds Trust:
LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios invest in Primary A Shares of other Nations Funds (the "Underlying Funds") distributed by Stephens Inc. ("Stephens") and advised by Banc of America Advisors, LLC ("BA Advisors"). The Portfolios currently offer five classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Portfolio have equal voting rights on matters affecting all shareholders of the Portfolio. In addition, each class of shares of a Portfolio has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities valuation: Investments in the Underlying Funds are valued at the net asset value of each Primary A Share of the respective Underlying Fund as determined by the applicable Underlying Funds' Prospectus.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Distributions from the Underlying Funds are recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid each calendar quarter. The Portfolios may declare and pay distributions from net investment income more frequently. Each Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Portfolio or class of shares are charged to such Portfolio or class. In addition, the Portfolios indirectly bear their pro rata share of expenses of the Underlying Funds.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, CO-ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with BA Advisors, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BA Advisors provides investment advisory services to the Portfolios. Under the terms of the Investment Advisory Agreement, BA Advisors is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.25% of each Portfolio's average daily net assets and has agreed to bear any and all fees and expenses of the Portfolios (other than the investment advisory fee payable under the Investment Advisory Agreement, taxes, brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees).

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




Funds Trust, on behalf of the Portfolios, has entered into a sub-advisory agreement with BA Advisors and Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BA Advisors at the maximum annual rate of 0.05% of each Portfolio's average daily net assets.

Stephens and BA Advisors serve as co-administrators of Funds Trust. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BA Advisors. Stephens and BA Advisors receive no compensation for their services as co-administrators from the Portfolios.

Bank of America serves as custodian of Funds Trust on behalf of the Portfolios' assets.

BA Advisors may, from time to time, voluntarily reduce its fee payable by each Portfolio. For the six months ended September 30, 2002, BA Advisors did not waive any fees.

PFPC Inc. ("PFPC") serves as the transfer agent for the Portfolios' shares. Bank of America serves as sub-transfer agent for the Portfolios' Primary A and Primary B Shares.

Stephens serves as distributor of the Funds' shares. For the six months ended September 30, 2002, the Funds were informed that the distributor received the following:

                                                   CONTINGENT
                                                    DEFERRED
                        FRONT END                    SALES
                       SALES CHARGE                  CHARGE
                          (000)                      (000)
                       ------------   ------------------------------------
PORTFOLIO               INVESTOR A    INVESTOR A   INVESTOR B   INVESTOR C
--------------------------------------------------------------------------
Growth...............      $223           $--         $62           $1
Balanced Growth......       380           --           98            2
Income and Growth....       128           --           36            4

No officer, director or employee of Bank of America, BA Advisors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as a Director or Officer of Funds Trust.

A significant portion of each Portfolio's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted a shareholder administration plan for Primary B Shares of each Portfolio and shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Portfolio, and a combined distribution and shareholder servicing plan for the Investor A shares of each Portfolio. The administration plan permits the Portfolios to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The shareholder servicing plans permit the Portfolios to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolios to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Directors, and are charged as expenses of each Portfolio directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BA Advisors.

For the six months ended September 30, 2002, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                        CURRENT
                                          RATE
                                       (AFTER FEE    PLAN
                                        WAIVER)      LIMIT
                                       -------------------
Primary B Shareholder Administration
  Plan...............................     0.50%*     0.60%
Investor A Combined Shareholder
  Servicing and Distribution Plan....     0.25       0.25
Investor B and Investor C Shareholder
  Servicing Plans....................     0.25       0.25
Investor B and Investor C
  Distribution Plans.................     0.75       0.75

---------------

 *During the six months ended September 30, 2002 and until July 31, 2003 BA Advisors has agreed to waive Primary B Shareholder Administration fees as a percentage of each respective Portfolio's average daily net assets at an annual rate of 0.10%.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of the Underlying Funds for the six months ended September 30, 2002 were as follows:

                                      PURCHASES    SALES
                                        (000)      (000)
                                      -------------------
Growth..............................   $29,005    $11,546
Balanced Growth.....................    55,450     18,520
Income and Growth...................    30,489     11,047

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


5.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2002, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

6.  RISK FACTORS OF THE PORTFOLIOS AND THE UNDERLYING FUNDS

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund and incur custody and other costs until BA Advisors determines that it is appropriate to dispose of such securities.

The Officers and Trustees of Funds Trust also serve as Officers and Trustees of the Underlying Funds. In addition, BA Advisors and BACAP are wholly-owned subsidiaries of Bank of America. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds a Portfolio invests in may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by BA Advisors. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. BA Advisors, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. BA Advisors may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolios and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

7.  INCOME TAXES

Information on the tax components of capital as of September 30, 2002 is as follows:

                                                                                            NET TAX
                                          COST OF                                         UNREALIZED
                                        INVESTMENTS     GROSS TAX       GROSS TAX        APPRECIATION/
                                          FOR TAX       UNREALIZED      UNREALIZED     (DEPRECIATION) ON
                                         PURPOSES      APPRECIATION    DEPRECIATION       INVESTMENTS
              PORTFOLIO                    (000)          (000)           (000)              (000)
--------------------------------------------------------------------------------------------------------
Growth................................   $144,009             --         $(39,169)         $(39,169)
Balanced Growth.......................    284,316         $3,152          (50,299)          (47,147)
Income and Growth.....................     65,138            838           (5,456)           (4,618)

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)




At March 31, 2002, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

                                                              EXPIRING
                                                              IN 2010
                                                               (000)
                                                              --------
Growth......................................................   $5,673
Balanced Growth.............................................    2,365

For the fiscal year ended March 31, 2002, the following Portfolios elected to defer losses occurring between November 1, 2001 and March 31, 2002 under these rules, as follows:

                                                              CAPITAL LOSSES
                                                                 DEFERRED
PORTFOLIO                                                         (000)
----------------------------------------------------------------------------
Growth......................................................       $666
Balanced Growth.............................................         --
Income and Growth...........................................         --

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2002.

8.  CHANGE OF REGISTERED INVESTMENT COMPANY

On June 8, 2001, the LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Income and Growth Portfolio, newly established shell portfolios of Funds Trust (the "Successor Portfolios"), acquired the assets and assumed the liabilities of their predecessor portfolios, which were series of Nations LifeGoal Funds, Inc. pursuant to a plan of reorganization approved by each predecessor portfolio's shareholders. The predecessor portfolios had the same name, investment objective and principal investment strategies as the Successor Portfolios. The acquisition was accomplished by a tax-free exchange of shares of the Successor Portfolios in an amount equal to the value of the outstanding shares of the predecessor portfolios. The financial statements of the Successor Portfolios reflect the historical financial results of the predecessor funds prior to the reorganizations.

9.  SUBSEQUENT EVENT

On October 8, 2002, the Board of Trustees of each Portfolio approved the replacement of Stephens with BA Advisors as the exclusive distributor of the shares of the Portfolios. In addition, on November 21, 2002, the Board of Trustees approved the termination of Stephens as the co-administrator with BA Advisors (which will result in BA Advisors being the sole administrator to the Portfolios) and approved the assumption by BACAP of BA Advisors' role as the primary investment adviser to the Portfolios. The transition in service providers is expected to occur on or about January 1, 2003. It is also anticipated that BA Advisors will change its name to BACAP Distributors, LLC on or about January 1, 2003.

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THE NATIONS FUNDS FAMILY OF FUNDS


Within each category, the funds
are listed from aggressive to
conservative.

Lower risk/reward potential


SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations Managed Index Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTIES
Nations Financial Services Fund
Nations Convertible Securities Fund

MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


STOCK FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund
Nations LargeCap Value Fund
Nations Classic Value Fund

Higher reward/risk potential

INTERNATIONAL/GLOBAL FUNDS

Nations Emerging Markets Fund
Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund*
Nations Global Value Fund

*As of June 3, 2002, Nations International Value
Fund was closed to new or additional investments except in limited circumstances.
Please refer to the Fund's most recent prospectus for more information.


LIFEGLSAR
(9/02)